Consolidated statement of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
Net Profit	€ 134,269	€ 78,597	€ 38,707
Gains/(losses) from remeasurement of employee defined benefit plans	(151)	(145)	(377)
Gains/(losses) from remeasurement of the agent termination plan	55	(22)	(29)
Tax effect relating to those components of OCI	26	15	86
Other comprehensive income (loss) that will not be classified subsequently to profit or loss	(70)	(152)	(320)
Exchange difference on translation of foreign operations	12,243	(22,589)	2,535
Changes in the fair value of cash flow hedging instruments	2,721	(722)	(900)
Tax effect relating to those components of OCI	(653)	173	216
Other comprehensive income (loss) that will be classified subsequently to profit or loss	14,311	(23,138)	1,851
Total other comprehensive income (loss), net of tax	14,241	(23,290)	1,531
Total Comprehensive Income	148,510	55,307	40,238
Attributable to:
Equity holders of the parent	148,550	55,232	40,720
Non-controlling interests	(40)	75	(482)
Total Comprehensive Income	€ 148,510	€ 55,307	€ 40,238